Document and Entity Information	Oct. 05, 2018
Prospectus:
Document Type	497
Document Period End Date	Oct. 05, 2018
Registrant Name	MORGAN STANLEY NY MUNICIPAL MONEY MARKET TRUST
Central Index Key	0000859037
Amendment Flag	false
Document Creation Date	Oct. 05, 2018
Document Effective Date	Oct. 05, 2018
Prospectus Date	Apr. 30, 2018
MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST | R Class
Prospectus:
Trading Symbol	DWNXX
MORGAN STANLEY NEW YORK MUNICIPAL MONEY MARKET TRUST | S Class
Prospectus:
Trading Symbol	AANXX